FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	Dec. 03, 2017
Carrying Value and Estimated Fair Values
Cash collateral	$ 486,426,000		$ 397,815,000
Derivative asset	95,500,000		112,317,000
Derivative liability	72,126,000		40,364,000
Debt Issuance Costs, Net	16,837,000		24,053,000
Gross amounts presented in the consolidated balance sheet, Total asset derivatives	10,770,000		10,166,000
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0		0
Net amount, Total asset derivatives	10,770,000		10,166,000
Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	84,730,000		94,700,000
Derivative liability				$ 79,600,000
Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	6,298,000		10,166,000
Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	70,804,000		40,141,000
Currency swap
Carrying Value and Estimated Fair Values
Derivative asset			51,000
Derivative liability	1,322,000		223,000
Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	0		7,400,000
Level 1 | Carrying value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	217,835,000		214,862,000
Restricted cash and short-term deposits	486,426,000		397,815,000
Level 1 | Fair value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	217,835,000		214,862,000
Restricted cash and short-term deposits	486,426,000		397,815,000
Level 2 | Carrying value
Carrying Value and Estimated Fair Values
Current portion of long-term debt	(732,184,000)		(1,393,229,000)
Long-term debt - convertible bond	(353,661,000)		(340,173,000)
Long-term debt	(1,496,351,000)		(701,498,000)
Level 2 | Carrying value | Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	84,730,000		94,700,000
Level 2 | Carrying value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	10,770,000		10,166,000
Level 2 | Carrying value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	70,804,000		40,141,000
Level 2 | Carrying value | Currency swap
Carrying Value and Estimated Fair Values
Foreign exchange swaps asset	0		51,000
Foreign exchange swaps liability	(1,322,000)		(223,000)
Level 2 | Carrying value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	0	$ 0	7,400,000
Level 2 | Fair value
Carrying Value and Estimated Fair Values
Current portion of long-term debt	(732,184,000)		(1,393,229,000)
Long-term debt - convertible bond	(373,029,000)		(430,361,000)
Long-term debt	(1,496,351,000)		(701,498,000)
Level 2 | Fair value | Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	84,730,000		94,700,000
Level 2 | Fair value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	10,770,000		10,166,000
Level 2 | Fair value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	70,804,000		40,141,000
Level 2 | Fair value | Currency swap
Carrying Value and Estimated Fair Values
Foreign exchange swaps asset	0		51,000
Foreign exchange swaps liability	(1,322,000)		(223,000)
Level 2 | Fair value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	0		$ 7,400,000
Share Repurchase Forward Swap
Carrying Value and Estimated Fair Values
Cash collateral	$ 82,900,000
Collateral required under share repurchase agreement, percentage of total purchase price	20.00%